Trade receivables - Summary of Trade and Other Receivables Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Trade Receivables [Line Items]
Trade receivables	$ 43,084	$ 41,972
Current	36,844	34,682
Non-current	5,432	6,143
Trade receivables [member]
Summary of Trade Receivables [Line Items]
Trade receivables	42,276	40,825
Expected credit losses	(808)	(1,147)	$ (649)
Trade receivables [member] | Gross carrying amount [member]
Summary of Trade Receivables [Line Items]
Trade receivables	$ 43,084	$ 41,972